Income Taxes - Summary of Components of Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carry forward	$ 95,150	$ 95,735
Property and equipment	(74)	(70)
Stock-based compensation	140,906	135,837
Other	0	269
Deferred tax assets before valuation allowance	235,982	231,771
Valuation allowance	(216,988)	(207,657)
Deferred tax assets, net of valuation allowance	18,994	24,114
Deferred tax liabilities:
Outside basis difference	1,911	1,816
Intangible assets	32,418	37,307
Deferred tax liabilities	34,329	39,123
Net deferred tax liabilities	$ (15,335)	$ (15,009)